ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

12. ACCRUED LIABILITIES AND OTHER PAYABLES

	As of
	June 30, 2023	December 31, 2022
	RMB’000	RMB’000
Accrued salary	458	402
Others	398	397
	856	799

As of December 31, 2022, total accrued liabilities and other payables of discontinued operations was RMB 19,197,000 (Note 17).

Accrued liabilities consist mainly of accrued rental, wages and utility expenses.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.